SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 14. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.655% annual interest, due on August 24, 2017 *	¥62,692	¥-	$-
Short-term borrowing from a Founder, 5.655% annual interest, due on August 31, 2017 *	1,260,165	-	-
Short-term borrowing from a Founder, 5.655% annual interest, due on August 31, 2017 *	1,420,223	-	-
Short-term borrowing from a Founder, 5.655% annual interest, due on September 11, 2017 *	722,262	-	-
Short-term borrowing from a Founder, 5.655% annual interest, due on September 16, 2017 *	541,187	-	-
Short-term borrowing from a Founder, 5.655% annual interest, due on September 18, 2017 *	804,530	-	-
Short-term borrowing from a Founder's family member, no interest, due on December 31, 2017 *	350,000	-	-
Short-term borrowing from a Founder, 5.22% annual interest, due on May 10, 2018 *	2,529,428	-	-
Short-term borrowing from a Founder, 5.22% annual interest, due on June 7, 2018 *	2,477,521	-	-
Short-term borrowing from a Founder, 5.655% annual interest, due on December 15, 2018	-	5,011,782	757,090
Short-term borrowing from a Founder, 5.655% annual interest, due on March 21, 2019	-	4,006,283	605,197
Total short-term borrowings due to related parties	¥10,168,008	¥9,018,065	$1,362,287

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2017 and 2018.

Interest expense for short-term borrowings due to related parties was ¥
487,692
, ¥
548,878
and ¥
325,185
($
49,123
) for the years ended June 30, 2016, 2017 and 2018, respectively.

* The Company repaid the loan in full on maturity date.